Income Taxes - Schedule of Net Deferred Income Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liability	$ (55,011)	$ (60,364)	$ (48,255)
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,686	3,137
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,827	5,663
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,029	2,168
Deferred tax liabilities	(918)	(945)
Mining interests, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (62,635)	$ (70,387)